Invested Assets and Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Cash	$ 2,498	$ 2,294
Cash equivalents	7,187	7,835
Short-term securities	5,156	3,744
Cash, cash equivalents and short-term securities	14,841	13,873
Less: Bank overdraft, recorded in Other liabilities	86	175
Net cash, cash equivalents and short-term securities	$ 14,755	$ 13,698